Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Current Liabilities.
Accrued Expenses and Other Current Liabilities

11.Accrued Expenses and Other Current Liabilities

The following is a summary of accrued expenses and other current liabilities as of December 31, 2021 and 2022:

	December 31, 2021	December 31, 2022
	RMB	RMB
Advertising and promotional expenses	32,849	33,048
Professional service fees	7,690	5,237
Payable for property, equipment and leasehold improvement,net	681	871
Accrued sales rebates for advertising business	2,660	1,360
Provision for litigation contingencies	4,863	3,156
Others	4,743	3,950
Total	53,486	47,622